Acquisitions (Operations) (Details) - USD ($)	1 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2014	Nov. 18, 2014	Sep. 30, 2015	Sep. 30, 2014	Nov. 18, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Rental revenue			$ 19,634,366	$ 15,702,163		$ 21,401,328	$ 16,656,870	$ 7,707,106
Interest income on receivables			605,180	522,994		709,030	742,185	356,348
Total revenue	$ 1,680,771		20,239,546	16,225,157		22,110,358	17,399,055	8,063,454
Expenses
Management fees to affiliate			209,909	509,703		642,150	544,908	248,551
Property operating			19,459	21,805		24,720	6,454	26,267
General and administrative			2,107,354	579,628		820,522	722,601	191,293
Acquisition-related			2,958,276	238,385		527,065	1,093,948	1,408,277
Amortization			4,931,670	3,973,704		5,382,671	4,464,124	1,738,715
Impairments			3,578,744	8,450		258,834	1,005,478	183,271
Total expenses	823,363		13,805,412	5,331,675		7,655,962	7,837,513	3,796,374
Interest expense			(6,070,326)	(5,502,771)		(7,831,847)	(5,406,753)	(1,957,834)
Loss on early extinguishment of debt			(902,625)			(2,905,259)
Unrealized loss on derivatives			(2,023,572)	(6,393)		(643,481)	1,493,041	(1,226,864)
Realized loss on derivative						(213,181)
Total other income and expenses	(3,555,756)		(8,914,497)	(5,509,164)		(11,593,768)	(3,913,712)	(3,184,698)
Net income (loss)	(2,698,348)	$ 5,558,976	(2,480,363)	5,384,318		2,860,628	5,647,830	1,082,382
Less: Net income (loss) attributable to Predecessor			426,872	(5,384,318)		(5,558,976)	(5,647,830)	(1,082,382)
Net loss attributable to partners	$ (2,698,348)		(2,053,491)			(2,698,348)
Landmark Infrastructure Partners LP
Revenue
Rental revenue						21,401,328	16,656,870	7,707,106
Interest income on receivables						709,030	742,185	356,348
Total revenue						22,110,358	17,399,055	8,063,454
Expenses
Management fees to affiliate						642,150	544,908	248,551
Property operating						24,720	6,454	26,267
General and administrative						820,522	722,601	191,293
Acquisition-related						527,065	1,093,948	1,408,277
Amortization						5,382,671	4,464,124	1,738,715
Impairments						258,834	1,005,478	183,271
Total expenses						7,655,962	7,837,513	3,796,374
Interest expense						(7,831,847)	(5,406,753)	(1,957,834)
Loss on early extinguishment of debt						(2,905,259)
Unrealized loss on derivatives						(643,481)	1,493,041	(1,226,864)
Realized loss on derivative						(213,181)
Total other income and expenses						(11,593,768)	(3,913,712)	(3,184,698)
Net income (loss)						2,860,628	5,647,830	1,082,382
Less: Net income (loss) attributable to Predecessor						5,558,976
Net loss attributable to partners						(2,698,348)
Landmark Infrastructure Partners LP | As Previously Reported November 5 2015
Revenue
Rental revenue			16,300,304	12,860,421
Interest income on receivables			605,180	522,994
Total revenue			16,905,484	13,383,415
Expenses
Management fees to affiliate			91,650	406,302
Property operating			19,459	21,805
General and administrative			2,107,354	579,628
Acquisition-related			2,958,276	106,484
Amortization			4,176,426	3,294,849
Impairments			3,578,744	8,450
Total expenses			12,931,909	4,417,518
Interest expense			(4,495,384)	(4,378,694)
Loss on early extinguishment of debt			(902,625)
Unrealized loss on derivatives			(1,909,817)	(6,393)
Realized loss on derivative			82,026
Total other income and expenses			(7,225,800)	(4,385,087)
Net income (loss)			(3,252,225)	4,580,810
Less: Net income (loss) attributable to Predecessor			(1,198,734)
Net loss attributable to partners			(2,053,491)
Landmark Infrastructure Partners LP | As Previously Reported, December 2 2015
Revenue
Rental revenue						17,450,889	14,012,109	6,483,815
Interest income on receivables						709,030	742,185	356,348
Total revenue						18,159,919	14,754,294	6,840,163
Expenses
Management fees to affiliate						499,329	450,462	211,329
Property operating						24,720	6,454	26,267
General and administrative						820,522	722,601	191,293
Acquisition-related						379,988	865,543	1,118,648
Amortization						4,452,068	3,791,440	1,452,015
Impairments						258,834	1,005,478	183,271
Total expenses						6,435,461	6,841,978	3,182,823
Interest expense						(6,202,788)	(4,345,755)	(1,476,207)
Loss on early extinguishment of debt						(2,905,259)
Unrealized loss on derivatives						(571,359)	1,279,176	(1,016,716)
Realized loss on derivative						(213,181)
Total other income and expenses						(9,892,587)	(3,066,579)	(2,492,923)
Net income (loss)						1,831,871	4,845,737	1,164,417
Less: Net income (loss) attributable to Predecessor						4,530,219
Net loss attributable to partners						(2,698,348)
Fund C | Landmark, General Partner and affiliates | Acquisition from related party
Revenue
Rental revenue			1,366,183	1,255,033		1,708,022	1,505,912	1,169,841
Total revenue			1,366,183	1,255,033		1,708,022	1,505,912	1,169,841
Expenses
Management fees to affiliate			29,159	28,272		37,992	35,100	33,962
Acquisition-related							8,958	84,568
Amortization			334,059	321,360		432,713	393,453	263,933
Total expenses			363,218	349,632		470,705	437,511	382,463
Interest expense			(612,631)	(568,198)		(756,469)	(737,518)	(481,627)
Unrealized loss on derivatives			(86,866)			(16,751)	213,865	(210,148)
Total other income and expenses			(699,497)	(568,198)		(773,220)	(523,653)	(691,775)
Net income (loss)			303,468	337,203		464,097	544,748	95,603
Less: Net income (loss) attributable to Predecessor			303,468			464,097
Fund F | Landmark, General Partner and affiliates | Acquisition from related party
Revenue
Rental revenue			1,967,879	1,586,709		2,242,417	1,138,849	53,450
Total revenue			1,967,879	1,586,709		2,242,417	1,138,849	53,450
Expenses
Management fees to affiliate			89,100	75,129		104,829	59,346	3,260
Acquisition-related				131,901		147,077	219,447	205,061
Amortization			421,185	357,495		497,890	279,231	22,767
Total expenses			510,285	564,525		749,796	558,024	231,088
Interest expense			(962,311)	(555,879)		(872,590)	(323,480)
Unrealized loss on derivatives			(26,889)			(55,371)
Total other income and expenses			(989,200)	(555,879)		(927,961)	(323,480)
Net income (loss)			468,394	466,305		564,660	$ 257,345	$ (177,638)
Less: Net income (loss) attributable to Predecessor			468,394			$ 564,660
Landmark Infrastructure Partners LP Predecessor
Revenue
Total revenue					$ 16,479,148
Expenses
Total expenses					5,612,098
Total other income and expenses					(6,336,831)
Net income (loss)					$ 4,530,219
Landmark Infrastructure Partners LP Predecessor | Landmark Infrastructure Partners LP
Revenue
Rental revenue			19,634,366	15,702,163
Interest income on receivables			605,180	522,994
Total revenue			20,239,546	16,225,157
Expenses
Management fees to affiliate			209,909	509,703
Property operating			19,459	21,805
General and administrative			2,107,354	579,628
Acquisition-related			2,958,276	238,385
Amortization			4,931,670	3,973,704
Impairments			3,578,744	8,450
Total expenses			13,805,412	5,331,675
Interest expense			(6,070,326)	(5,502,771)
Loss on early extinguishment of debt			(902,625)
Unrealized loss on derivatives			(2,023,572)	(6,393)
Realized loss on derivative			82,026
Total other income and expenses			(8,914,497)	(5,509,164)
Net income (loss)			(2,480,363)	$ 5,384,318
Less: Net income (loss) attributable to Predecessor			(426,872)
Net loss attributable to partners			$ (2,053,491)